Other operating income and expenses	9 Months Ended
Sep. 30, 2021
Other operating income and expenses [Abstract]
Other operating income and expenses
Note 20.- Other operating income and expenses
The table below shows the detail of Other operating income and expenses for the nine-month periods ended September 30, 2021, and 2020:

Other operating income	For the nine-month period ended September 30,
	2021	2020
	($ in thousands)
Grants (Note 16)	44,449	44,256
Insurance proceeds and other	13,148	31,646
Total	57,597	75,902

Other operating expenses	For the nine-month period ended September 30,
	2021	2020
	($ in thousands)
Raw materials and consumables used	(64,756)	(4,919)
Leases and fees	(6,451)	(2,388)
Operation and maintenance	(117,750)	(77,133)
Independent professional services	(27,297)	(28,509)
Supplies	(25,270)	(20,433)
Insurance	(33,943)	(27,990)
Levies and duties	(25,948)	(30,523)
Other expenses	(19,457)	(5,740)
Total	(320,873)	(197,635)

The increase in Other operating expenses in 2021 is primarily due to the business combinations made effective during the nine-month period ended September 30, 2021 (Note 5).